Long-term debt - Syndicated Credit Facility (Details) - EUR (€) € in Thousands	Jul. 01, 2027	Mar. 31, 2026	Dec. 31, 2025
Syndicated Credit Facility
Long-term debt
Maximum amount available	€ 1,959,184	€ 2,000,000	€ 2,000,000